Debt - Summary of Debt - Senior Unsecured Notes - Redemption Price (Details)	12 Months Ended
Dec. 31, 2018
2019
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	103.938%
2020
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	101.969%
2021 and thereafter
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	100.00%